Exhibit 99.1

World Omni Auto Receivables Trust 2015-A
Monthly Servicer Certificate
April 30, 2018

Dates Covered
Collections Period	04/01/18 - 04/30/18
Interest Accrual Period	04/16/18 - 05/14/18
30/360 Days	30
Actual/360 Days	29
Distribution Date	05/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/18	140,665,785.44	12,300
Yield Supplement Overcollateralization Amount 03/31/18	2,417,508.42	0
Receivables Balance 03/31/18	143,083,293.86	12,300
Principal Payments	7,192,219.13	228
Defaulted Receivables	202,231.29	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/18	2,219,672.27	0
Pool Balance at 04/30/18	133,469,171.17	12,054

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	18.02%

Prepayment ABS Speed	1.12%

Overcollateralization Target Amount	7,224,758.61
Actual Overcollateralization	7,224,758.61

Weighted Average APR	4.01%
Weighted Average APR, Yield Adjusted	5.44%
Weighted Average Remaining Term	30.61

Delinquent Receivables:
Past Due 31-60 days	2,715,906.42	183
Past Due 61-90 days	793,310.46	52
Past Due 91-120 days	105,208.22	10
Past Due 121+ days	0.00	0
Total	3,614,425.10	245

Total 31+ Delinquent as % Ending Pool Balance	2.71%

Recoveries	158,760.95

Aggregate Net Losses/(Gains) - April 2018	43,470.34

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.36%
Prior Net Losses Ratio	0.73%
Second Prior Net Losses Ratio	0.74%
Third Prior Net Losses Ratio	0.48%
Four Month Average	0.58%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.51%

Flow of Funds	$ Amount

Collections	7,821,155.58
Advances	1,256.48
Investment Earnings on Cash Accounts	11,772.82
Servicing Fee	(119,236.08)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	7,714,948.80

Distributions of Available Funds
(1) Class A Interest	161,311.40
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,196,614.27
(7) Distribution to Certificateholders	331,846.13
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	7,714,948.80

Servicing Fee	119,236.08
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 04/16/18	133,441,026.83
Principal Paid	7,196,614.27
Note Balance @ 05/15/18	126,244,412.56

Class A-1
Note Balance @ 04/16/18	0.00
Principal Paid	0.00
Note Balance @ 05/15/18	0.00
Note Factor @ 05/15/18	0.0000000%

Class A-2a
Note Balance @ 04/16/18	0.00
Principal Paid	0.00
Note Balance @ 05/15/18	0.00
Note Factor @ 05/15/18	0.0000000%

Class A-2b
Note Balance @ 04/16/18	0.00
Principal Paid	0.00
Note Balance @ 05/15/18	0.00
Note Factor @ 05/15/18	0.0000000%

Class A-3
Note Balance @ 04/16/18	34,221,026.83
Principal Paid	7,196,614.27
Note Balance @ 05/15/18	27,024,412.56
Note Factor @ 05/15/18	13.2472611%

Class A-4
Note Balance @ 04/16/18	84,410,000.00
Principal Paid	0.00
Note Balance @ 05/15/18	84,410,000.00
Note Factor @ 05/15/18	100.0000000%

Class B
Note Balance @ 04/16/18	14,810,000.00
Principal Paid	0.00
Note Balance @ 05/15/18	14,810,000.00
Note Factor @ 05/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	186,488.40
Total Principal Paid	7,196,614.27
Total Paid	7,383,102.67

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.89688%
Coupon	2.17688%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	38,213.48
Principal Paid	7,196,614.27
Total Paid to A-3 Holders	7,234,827.75

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2640656
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.1903292
Total Distribution Amount	10.4543948

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1873210
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	35.2775209
Total A-3 Distribution Amount	35.4648419

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 03/31/18	28,753.57
Balance as of 04/30/18	30,010.05
Change	1,256.48

Reserve Account
Balance as of 04/16/18	1,806,189.65
Investment Earnings	2,361.83
Investment Earnings Paid	(2,361.83)
Deposit/(Withdrawal)	-
Balance as of 05/15/18	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65